Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	1,400	722
Accounts receivable, net (note 7 and 21(d))	214,129	128,482
Unbilled revenue (note 8)	86,859	102,939
Inventories (note 9)	11,855	7,735
Prepaid expenses and deposits (note 10)	6,315	8,269
Investment in and advances to unconsolidated joint venture (note 11)	1,574	1,488
Deferred tax assets (note 17)	2,991	1,729
Total current assets	325,123	251,364
Property, plant and equipment, net (note 13)	312,775	321,864
Other assets (note 12(a))	21,743	26,908
Goodwill (note 5)	32,901	32,901
Deferred tax assets (note 17)	57,451	49,920
Total Assets	749,993	682,957
Current liabilities
Accounts payable	171,130	86,053
Accrued liabilities (note 14)	36,795	32,814
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 8)	7,514	2,004
Current portion of long term debt (note 15(a))	14,402	14,862
Current portion of derivative financial instruments (note 21(a))	3,220	2,474
Deferred tax liabilities (note 17)	21,512	27,612
Total current liabilities	254,573	165,819
Long term debt (note 15(a))	300,066	290,801
Derivative financial instruments (note 21(a))	5,926	9,054
Other long term obligations (note 16(a))	8,860	25,576
Deferred tax liabilities (note 17)	52,788	44,441
Total liabilities	622,213	535,691
Shareholders' equity
Common shares (authorized - unlimited number of voting common shares; issued and outstanding - March 31, 2012 - 36,251,006 (March 31, 2011 - 36,242,526) (note 18(a))	304,908	304,854
Additional paid-in capital	8,711	7,007
Deficit	(185,820)	(164,536)
Accumulated other comprehensive loss	(19)	(59)
Total shareholders' equity	127,780	147,266
Total liabilities and shareholders' equity	749,993	682,957
Commitments (note 25)
Contingencies (note 28)